Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Vessel depreciation	$ (1,597,424)	$ (1,708,526)
Net book value	48,826,128
Depreciation for the period	(1,597,424)	$ (1,708,526)
Net book value	47,228,704
Vessels [Member]
Costs	61,279,976
Costs	61,279,976
Accumulated depreciation	(12,453,848)
Vessel depreciation	(1,597,424)
Accumulated depreciation	(14,051,272)
Net book value	48,826,128
Depreciation for the period	(1,597,424)
Net book value	$ 47,228,704